Borrowings and Lines of Credit (Short-Term Borrowings) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Commercial Paper	$ 0	$ 1,257
Other borrowings	2,293	171
Total short-term borrowings	$ 2,293	$ 1,428